Total operating costs	12 Months Ended
Dec. 31, 2021
Analysis of income and expense [abstract]
Total operating costs
Total operating costs
The following tables summarise the significant cost items by nature within operating costs for the years presented:

	31 December 2021	31 December 2020	31 December 2019
	€ million	€ million	€ million
Cost of inventory recognised as an expense	6,156	4,626	5,147
Write down of inventories (Note 9)	41	29	25
Logistics costs(A)	1,012	763	900
Depreciation of property, plant and equipment, excluding restructuring	637	544	549
Amortisation of intangible assets (Note 7)	89	62	52
Acquisition related costs	53	14	—
Out of period mark-to-market effects on undesignated derivatives	—	2	(2)
Restructuring charges, including accelerated depreciation(B)	153	368	130
(A)Logistics costs include warehousing and delivery costs to the final customer destination. They exclude depreciation and amortisation.

	31 December 2021	31 December 2020	31 December 2019
(B) Restructuring	€ million	€ million	€ million
Increase in provision for restructuring programmes (Note 23)	93	242	80
Amount of provision unused (Note 23)	(13)	(7)	(15)
Accelerated depreciation and non-cash costs	60	121	39
Other cash costs(A)	13	12	26
Total restructuring costs	153	368	130
(A)Other cash costs primarily relate to professional fees, which include consultancy costs, legal fees and other costs directly associated with restructuring.
Restructuring costs charged in arriving at operating profit for the years presented include restructuring costs arising under the following programmes and initiatives:
Accelerate Competitiveness
In October 2020, the Group announced a number of proposals aimed at improving productivity through the use of technology enabled solutions. Included in these proposals was the closure of certain production facilities, including Liederbach and Sodenthaler in Germany and Malaga in Iberia. These proposals continue the focus on network optimisation and site rationalisation of the Group, with the majority of the impacted activities to be transferred within our network of facilities in each respective territory.
The proposals are also expected to impact a number of functions across the Group, including business process technology, customer service, sales and marketing, and finance as the Group seeks to reduce complexity, improve efficiency and increase the use of technology.
In 2021, as part of the continuation of this programme, the Group has announced additional restructuring proposals, including in Iberia relating to productivity initiatives across the sales organisation, which resulted in €51 million of severance costs. During the year ended 31 December 2021, the Group has incurred total restructuring charges related to this programme of €92 million, primarily made up of expected severance costs and accelerated depreciation.
The total expenditure over the life of the programme is expected to be approximately €380 million. It is expected to be substantially complete by 31 December 2022.
Transformation of cold drink operations
During 2019, the Group commenced a transformation project relating to our cold drink operations aimed at delivering a modern, differentiated and versatile equipment fleet to optimise net cooler placements throughout our markets. As part of this strategy, capital expenditure on cold drink equipment will focus on the introduction of a new, more cost effective cooler, whilst reducing maintenance and refurbishment support spending on our older equipment. As a result of the operational impact of the strategic changes, a restructuring charge was recognised for the year ended 31 December 2021 of €44 million (2020: €44 million), primarily relating to the accelerated depreciation of aged cold drink equipment assets. This programme is now substantially complete.
Site closures in Germany
In January 2020, the Group announced proposals in Germany to close five distribution centres during the course of 2020 and a new commercial restructuring initiative relating to vending operations and sales functions. During the year ended 31 December 2020, restructuring charges of €78 million were recognised in connection with these proposals, primarily relating to severance costs and accelerated depreciation. No further expenses were recognised in 2021 and the programme is substantially complete.

Staff costs
Staff costs included within the income statement were as follows:

	31 December 2021	31 December 2020	31 December 2019
Employee costs	€ million	€ million	€ million
Wages and salaries	1,544	1,253	1,370
Social security costs	302	283	289
Pension and other employee benefits	170	119	112
Total employee costs	2,016	1,655	1,771
Directors’ remuneration information is disclosed in the Directors’ Remuneration Report.
The average number of persons employed by the Group (including Directors) for the periods presented were as follows:

	2021	2020	2019
	No. in thousands	No. in thousands	No. in thousands
Commercial	10.9	7.3	7.6
Supply chain	14.9	12.4	13.1
Support functions	3.9	2.5	2.6
Total average staff employed	29.7	22.2	23.3
Auditor’s remuneration
Audit and other fees charged in the income statement concerning the statutory auditor of the consolidated financial statements, Ernst & Young LLP, were as follows:

	31 December 2021	31 December 2020	31 December 2019
	€ thousand	€ thousand	€ thousand
Audit of Parent Company and consolidated financial statements(A)	4,751	3,149	2,737
Audit of the Company’s subsidiaries	5,493	3,046	3,430
Total audit	10,244	6,195	6,167
Audit-related assurance services(B)	1,234	909	1,106
Other assurance services	313	279	236
Total audit and audit-related assurance services	11,791	7,383	7,509
All other services(C)	35	30	123
Total non-audit or non-audit-related assurance services	35	30	123
Total audit and all other fees	11,826	7,413	7,632
(A)Fees in respect of the audit of the accounts of the Company, including the Group's consolidated financial statements.
(B)Includes professional fees for interim reviews, reporting on internal financial controls, services related to the transactions entered into with TCCC, issuance of comfort letters for debt issuances, regulatory inspections, certain accounting consultations and other attest engagements.
(C)Represents fees for all other allowable services.